Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.08031%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,231,698.85

Principal:
Principal Collections	$25,878,221.19
Prepayments in Full	$10,090,593.47
Liquidation Proceeds	$226,600.96
Recoveries	$38,900.23
Sub Total	$36,234,315.85
Collections	$39,466,014.70

Purchase Amounts:
Purchase Amounts Related to Principal	$74,162.94
Purchase Amounts Related to Interest	$265.88
Sub Total	$74,428.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,540,443.52

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,540,443.52
Servicing Fee	$825,926.53	$825,926.53	$0.00	$0.00	$38,714,516.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,714,516.99
Interest - Class A-2a Notes	$751,088.01	$751,088.01	$0.00	$0.00	$37,963,428.98
Interest - Class A-2b Notes	$453,053.07	$453,053.07	$0.00	$0.00	$37,510,375.91
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$35,488,716.08
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$35,157,466.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,157,466.08
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$34,960,724.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,960,724.08
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$34,819,142.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,819,142.41
Regular Principal Payment	$36,593,699.23	$34,819,142.41	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,540,443.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,819,142.41
Total					$34,819,142.41

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,717,081.36	$75.64	$751,088.01	$2.50	$23,468,169.37	$78.14
Class A-2b Notes	$12,102,061.05	$75.64	$453,053.07	$2.83	$12,555,114.12	$78.47
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$34,819,142.41	$26.46	$3,895,374.58	$2.96	$38,714,516.99	$29.42

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$167,840,897.12	0.5588363	$145,123,815.76	0.4831984
Class A-2b Notes	$89,413,809.48	0.5588363	$77,311,748.43	0.4831984
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$858,374,706.60	0.6523695	$823,555,564.19	0.6259067

Pool Information
Weighted Average APR	3.882%	3.897%
Weighted Average Remaining Term	45.97	45.20
Number of Receivables Outstanding	35,797	35,108
Pool Balance	$991,111,833.31	$954,422,013.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$890,795,509.09	$858,465,754.44
Pool Factor	0.6736387	0.6487014

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$95,956,258.81
Targeted Overcollateralization Amount	$132,641,005.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$130,866,449.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$420,241.50
(Recoveries)		19	$38,900.23
Net Loss for Current Collection Period			$381,341.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4617%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2310%
Second Prior Collection Period			0.4692%
Prior Collection Period			0.5004%
Current Collection Period			0.4704%
Four Month Average (Current and Prior Three Collection Periods)			0.4177%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		738	$2,861,650.61
(Cumulative Recoveries)			$108,964.07
Cumulative Net Loss for All Collection Periods			$2,752,686.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1871%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,877.58
Average Net Loss for Receivables that have experienced a Realized Loss			$3,729.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	265	$9,261,448.00
61-90 Days Delinquent	0.19%	49	$1,796,321.56
91-120 Days Delinquent	0.04%	6	$381,787.82
Over 120 Days Delinquent	0.01%	3	$120,956.30
Total Delinquent Receivables	1.21%	323	$11,560,513.68

Repossession Inventory:
Repossessed in the Current Collection Period		12	$538,113.79
Total Repossessed Inventory		29	$1,266,937.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1311%
Prior Collection Period			0.1453%
Current Collection Period			0.1652%
Three Month Average			0.1472%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2409%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	105	$4,065,266.89
2 Months Extended	130	$5,067,187.20
3+ Months Extended	18	$617,110.89

Total Receivables Extended	253	$9,749,564.98
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer